OBLIGATIONS COLLATERALIZED BY RECEIVABLES, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
OBLIGATIONS COLLATERALIZED BY RECEIVABLES, NET

NOTE G –OBLIGATIONS COLLATERALIZED BY RECEIVABLES, NET

Obligations collateralized by receivables consist of:

	December 31,	December 31,
	2021	2020
Knight Capital July 16, 2015 arrangement	$-	$76,317
Quick Fix Capital August 17, 2015 arrangement	48,907	48,907
Power Up January 8, 2016 arrangement	14,232	14,232
Power Up April 12, 2016 arrangement	67,645	67,645
Power Up April 28, 2016 arrangement	29,696	29,696
Power Up June 2, 2016 arrangement	45,756	45,756
Total	$206,236	$282,553

The financing arrangements relating to the above liabilities were entered into between CoroWare Technologies, Inc. (“CTI”), a subsidiary of the Company, and lenders in 2015 and 2016. The agreements provided for financing plus debt discounts for CTI to repay to the lenders. The terms of repayment require CTI to remit to the lenders certain percentages of future receivables collections until such time as the balances are paid in full.

CARBONMETA TECHNOLOGIES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2021 and 2020

Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
OBLIGATIONS COLLATERALIZED BY RECEIVABLES, NET

NOTE G – OBLIGATIONS COLLATERALIZED BY RECEIVABLES, NET

Obligations collateralized by receivables consist of:

	March 31,	December 31,
	2022	2021
Quick Fix Capital August 17, 2015 arrangement	$48,907	$48,907
Power Up January 8, 2016 arrangement	14,232	14,232
Power Up April 12, 2016 arrangement	67,645	67,645
Power Up April 28, 2016 arrangement	29,696	29,696
Power Up June 2, 2016 arrangement	45,756	45,756
Total	$206,236	$206,236

The financing arrangements relating to the above liabilities were entered into between CoroWare Technologies, Inc. (“CTI”), a subsidiary of the Company, and lenders in 2015 and 2016. The agreements provided for financing plus debt discounts for CTI to repay to the lenders. The terms of repayment require CTI to remit to the lenders certain percentages of future receivables collections until such time as the balances are paid in full.

CARBONMETA TECHNOLOGIES, INC. AND SUBSIDIARIES

Notes to the Condensed Consolidated Financial Statements

For the three months ended March 31, 2022 and 2021

(Unaudited)